Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income) (Detail) (JPY ¥)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 801,100,000,000	¥ 786,100,000,000
Provision for credit losses	(80,000,000,000)	(89,000,000,000)
Foreign exchange gains-net	46,000,000,000	78,000,000,000
Trading account profits-net	162,000,000,000	330,000,000,000
Equity investment securities losses-net	(98,000,000,000)	(118,000,000,000)
Debt investment securities losses-net	(139,000,000,000)	(119,000,000,000)
Equity in earnings (losses) of equity method investees-net	10,000,000,000	(515,000,000,000)
Impairment of intangible assets		(27,000,000,000)
Other-net	(18,000,000,000)	68,000,000,000
Income before income tax expense	¥ 683,604,000,000	¥ 394,016,000,000